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AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 18, 2014 TO THE CURRENT PROSPECTUS FOR INVESTMENT EDGE

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product listed above, and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

THE FOLLOWING INFORMATION IS ADDED TO "APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS" OF THE
PROSPECTUS:

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 STATE       FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
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
CONNECTICUT  See "Charge for each additional transfer in          The charge for transfers does not
             excess of 12 transfers per contract year" in "Fee    apply.
             table" and "Transfer charge" in "Charges and
             expenses"

             See "Disability, terminal illness, or confinement    For Investment Edge contracts only:
             to a nursing home" under "Withdrawal charge"         The withdrawal charge waiver under
             in "Charges and expenses"                            item (i) does not apply.

             See "Special service charges" in "Charges and        The maximum third party transfer
             Expenses"                                            or exchange charge is $49.
                                                                  The maximum charge for check
                                                                  preparation is $9.

             See "Transfers of ownership, collateral              Your contract may not be directly
             assignments, loans and borrowing" in "More           or indirectly assigned nor may the
             information"                                         ownership be changed to an
                                                                  institutional investor or
                                                                  settlement company.

             See "Disruptive transfer activity" in "Transferring  Restrictions on transfers due to
             your money among investment options"                 market timing may only be
                                                                  determined by the underlying fund
                                                                  managers.
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   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   Form No. IM-02-14 (2/14)           Catalog No. 152537 (2/14)
                   Invest Edge New Biz CT only                         [673318]